Background and Nature of Operations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 28, 2012	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Nature Of Business [Line Items]
Conversion of stock description	At the effective time of the Merger, each Pentair, Inc. common share was converted into the right to receive one of our common shares, resulting in 99,388,463 of our common shares being issued to Pentair, Inc. shareholders.
Net sales		$ 1,750,932	$ 865,512	$ 941,525	$ 858,177	$ 865,692	$ 890,546	$ 910,175	$ 790,273	$ 4,416,146	$ 3,456,686	$ 3,030,773
Income (loss) from continuing operations										(107,186)	(7,450)	185,539
Reporting segments										3
Water & Fluid Solutions
Nature Of Business [Line Items]
Net sales										2,638,403	2,369,804	2,041,281
Technical Solutions
Nature Of Business [Line Items]
Net sales										1,231,036	1,086,882	989,492
Valves & Controls
Nature Of Business [Line Items]
Net sales										546,707
Tyco Flow Control International, Ltd
Nature Of Business [Line Items]
Percentage of ownership	100.00%
Shares issued for stock acquisition	110,898,934
Common shares being issued as a result of conversion of Pentair, Inc. common share	99,388,463
Tyco Flow Control International, Ltd | Water & Fluid Solutions
Nature Of Business [Line Items]
Goodwill	348,600
Tyco Flow Control International, Ltd | Technical Solutions
Nature Of Business [Line Items]
Goodwill	881,600
Tyco Flow Control International, Ltd | Valves & Controls
Nature Of Business [Line Items]
Goodwill	1,511,600
Tyco Flow Control International, Ltd | Customer Relationship
Nature Of Business [Line Items]
Intangibles	920,000
Weighted average useful life	14 years 2 months 12 days
Tyco Flow Control International, Ltd | Proprietary technology
Nature Of Business [Line Items]
Intangibles	115,900
Weighted average useful life	13 years 8 months 12 days
Tyco Flow Control International, Ltd | Customer Backlog
Nature Of Business [Line Items]
Intangibles	43,700
Tyco Flow Control International, Ltd | Customer Backlog | Maximum
Nature Of Business [Line Items]
Weighted average useful life	1 year
Tyco Flow Control International, Ltd | Trade names intangibles
Nature Of Business [Line Items]
Intangibles	362,300
Flow Control
Nature Of Business [Line Items]
Net sales		886,500								886,500
Income (loss) from continuing operations		$ (117,000)								$ (117,000)